Quarterly Holdings Report
for

Fidelity Advisor® Floating Rate High Income Fund

July 31, 2019

AFR-QTLY-0919
1.819945.114

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Bank Loan Obligations - 89.1%(a)
	Principal Amount (000s)	Value (000s)
Aerospace - 1.6%
Jazz Acquisition, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.58% 6/19/26 (b)(c)	$5,250	$5,234
TransDigm, Inc.:
Tranche E, term loan 3 month U.S. LIBOR + 2.500% 4.8299% 5/30/25 (b)(c)	27,899	27,657
Tranche F, term loan 3 month U.S. LIBOR + 2.500% 4.8299% 6/9/23 (b)(c)	27,113	26,957
Tranche G, term loan 3 month U.S. LIBOR + 2.500% 4.8299% 8/22/24 (b)(c)	62,564	61,965
Wesco Aircraft Hardware Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.74% 2/28/21 (b)(c)	16,577	16,394
WP CPP Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.0099% 4/30/25 (b)(c)	22,331	22,313
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.750% 10.34% 4/30/26 (b)(c)	5,665	5,625

TOTAL AEROSPACE		166,145

Air Transportation - 0.3%
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.3299% 4/4/26 (b)(c)	12,243	12,311
Tranche B 2LN, term loan 3 month U.S. LIBOR + 4.000% 6.3299% 4/4/26 (b)(c)	6,582	6,619
Transplace Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.0191% 10/5/24 (b)(c)	11,345	11,260

TOTAL AIR TRANSPORTATION		30,190

Automotive & Auto Parts - 0.8%
Hertz Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.99% 6/30/23 (b)(c)	27,164	27,043
IAA Spinco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 6/29/26 (c)(d)	6,750	6,775
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.8299% 11/27/20 (b)(c)	16,072	14,955
Tranche 2LN, term loan 3 month U.S. LIBOR + 9.000% 11.3299% 11/27/21 (b)(c)	24,195	17,420
UOS LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.8299% 4/18/23 (b)(c)	12,842	12,907

TOTAL AUTOMOTIVE & AUTO PARTS		79,100

Banks & Thrifts - 0.7%
Blackstone CQP Holdco LP Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.8866% 9/30/24 (b)(c)	35,000	35,131
Citadel Securities LP Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.7344% 2/27/26 (b)(c)(e)	20,948	21,000
Victory Capital Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.5689% 7/1/26 (b)(c)	16,177	16,262

TOTAL BANKS & THRIFTS		72,393

Broadcasting - 2.4%
AppLovin Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.7344% 8/15/25 (b)(c)	33,877	33,856
CBS Radio, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.9911% 11/18/24 (b)(c)	31,612	31,546
Diamond Sports Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 7/18/26 (c)(d)	68,175	68,287
iHeartCommunications, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.579% 5/1/26 (b)(c)	17,032	17,146
ION Media Networks, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.3125% 12/17/24 (b)(c)	2,250	2,246
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.16% 12/18/20 (b)(c)	18,432	18,403
NEP/NCP Holdco, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.4844% 10/19/25 (b)(c)	7,363	7,357
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.2344% 10/19/26 (b)(c)	7,500	7,444
Nexstar Broadcasting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 6/19/26 (c)(d)	39,830	39,822
Sinclair Television Group, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 2.500% 7/18/26 (c)(d)	10,279	10,292
3 month U.S. LIBOR + 2.500% 7/18/26 (c)(d)	8,811	8,822

TOTAL BROADCASTING		245,221

Building Materials - 0.7%
ACProducts, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.7344% 2/15/24 (b)(c)(e)	11,180	10,621
GYP Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.9844% 6/1/25 (b)(c)	11,006	10,839
Hamilton Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.33% 7/2/25 (b)(c)	18,315	18,292
HD Supply, Inc. Tranche B 5LN, term loan 3 month U.S. LIBOR + 1.750% 3.9844% 10/17/23 (b)(c)	8,039	8,053
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.26% 9/27/24 (b)(c)	20,887	20,407

TOTAL BUILDING MATERIALS		68,212

Cable/Satellite TV - 3.3%
Cable One, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.99% 5/1/24 (b)(c)	7,811	7,781
Charter Communication Operating LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.33% 4/30/25 (b)(c)	158,360	158,594
CSC Holdings LLC:
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.825% 1/25/26 (b)(c)	33,560	33,518
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.575% 1/15/26 (b)(c)	30,348	30,234
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.575% 7/17/25 (b)(c)	30,640	30,525
Virgin Media Bristol LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.825% 1/15/26 (b)(c)	25,500	25,548
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.5191% 8/19/23 (b)(c)	61,546	60,379

TOTAL CABLE/SATELLITE TV		346,579

Capital Goods - 0.4%
AECOM Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.9844% 3/13/25 (b)(c)	8,615	8,615
Altra Industrial Motion Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.2344% 10/1/25 (b)(c)	21,039	20,960
CPM Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 10.4844% 11/15/26 (b)(c)	3,655	3,603
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.9844% 11/15/25 (b)(c)	7,057	6,969
Sundyne U.S. Purchaser, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.2344% 5/15/26 (b)(c)	7,417	7,398

TOTAL CAPITAL GOODS		47,545

Chemicals - 1.9%
ASP Chromaflo Dutch I BV Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.7344% 11/18/23 (b)(c)	3,639	3,539
ASP Chromaflo Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.7344% 11/18/23 (b)(c)	2,798	2,722
Hexion, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.82% 7/1/26 (b)(c)	10,320	10,294
MacDermid, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.4844% 1/31/26 (b)(c)	16,816	16,802
Messer Industries U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.8299% 3/1/26 (b)(c)	41,396	41,189
Oxea Corp. Tranche B2, term loan 3 month U.S. LIBOR + 3.500% 5.9375% 10/11/24 (b)(c)	27,581	27,555
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.61% 10/1/25 (b)(c)	59,787	58,691
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.99% 4/3/25 (b)(c)	17,566	16,633
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. term loan 3 month U.S. LIBOR + 2.000% 4.2344% 9/6/24 (b)(c)	5,178	5,124
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.2716% 9/22/24 (b)(c)	10,590	10,506

TOTAL CHEMICALS		193,055

Consumer Products - 1.0%
BCPE Empire Holdings, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 6.2344% 6/11/26 (b)(c)	8,354	8,307
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.000% 6/11/26 (c)(d)(f)	1,646	1,636
Coty, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.61% 4/5/25 (b)(c)	14,818	14,287
CSM Bakery Supplies Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.29% 7/3/20 (b)(c)	9,781	9,287
Owens & Minor Distribution, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.9024% 4/30/25 (b)(c)	27,225	21,887
Rodan & Fields LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.325% 6/15/25 (b)(c)	9,400	8,687
Weight Watchers International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.0945% 11/29/24 (b)(c)	39,145	38,779

TOTAL CONSUMER PRODUCTS		102,870

Containers - 1.7%
Berry Global, Inc.:
Tranche Q, term loan 3 month U.S. LIBOR + 2.250% 4.6294% 10/1/22 (b)(c)	13,400	13,391
Tranche R, term loan 3 month U.S. LIBOR + 2.250% 4.6294% 1/19/24 (b)(c)	9,775	9,742
Tranche T, term loan 3 month U.S. LIBOR + 2.000% 4.3794% 1/6/21 (b)(c)	4,372	4,367
Tranche U, term loan 3 month U.S. LIBOR + 2.500% 4.9024% 7/1/26 (b)(c)	71,750	71,653
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.5895% 4/3/24 (b)(c)	8,085	7,949
Charter Nex U.S., Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.500% 5.7344% 5/16/24 (b)(c)	6,140	6,126
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.2344% 5/16/24 (b)(c)	6,025	5,943
Consolidated Container Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.9844% 5/22/24 (b)(c)	17,592	17,416
Pregis TopCo Corp. 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.2531% 7/25/26 (b)(c)	10,000	9,979
Reynolds Group Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.9844% 2/5/23 (b)(c)	19,400	19,387
Tank Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.5559% 3/26/26 (b)(c)	8,585	8,612

TOTAL CONTAINERS		174,565

Diversified Financial Services - 4.0%
AlixPartners LLP Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.9844% 4/4/24 (b)(c)	17,189	17,204
Alpine Finance Merger Sub LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.2344% 7/12/24 (b)(c)	4,870	4,844
AssuredPartners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.7344% 10/22/24 (b)(c)	5,500	5,469
Avolon TLB Borrower 1 (U.S.) LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 1.750% 4.0215% 1/15/25 (b)(c)	27,531	27,587
BCP Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.7555% 10/31/24 (b)(c)	26,255	26,216
Cypress Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.99% 4/27/24 (b)(c)	20,204	19,981
Delos Finance SARL Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.0799% 10/6/23 (b)(c)	27,163	27,219
Eagle 4 Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.1005% 6/27/26 (b)(c)	7,500	7,500
Financial & Risk U.S. Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.9844% 10/1/25 (b)(c)	75,123	75,042
Finco I LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.2344% 12/27/22 (b)(c)	5,752	5,770
Fly Funding II SARL Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.56% 2/9/23 (b)(c)	33,963	33,963
Flying Fortress Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.0799% 10/30/22 (b)(c)	67,865	67,998
Focus Financial Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.7344% 7/3/24 (b)(c)	5,776	5,779
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.575% 3/1/25 (b)(c)	22,797	22,754
Kingpin Intermediate Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.73% 7/3/24 (b)(c)	3,399	3,396
NAB Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.3299% 6/30/24 (b)(c)	7,585	7,533
Recess Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.0799% 9/29/24 (b)(c)	5,645	5,588
TransUnion LLC:
Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.000% 4.2344% 6/19/25 (b)(c)	12,858	12,874
Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.2344% 4/9/23 (b)(c)	33,438	33,506

TOTAL DIVERSIFIED FINANCIAL SERVICES		410,223

Diversified Media - 0.0%
Lamar Media Corp. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.125% 3/16/25 (b)(c)	4,517	4,520
Energy - 6.2%
Arctic LNG Carriers Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.8299% 5/18/23 (b)(c)	31,999	31,399
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.9844% 11/3/25 (b)(c)	30,000	27,825
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.4844% 6/22/24 (b)(c)	44,064	41,795
Brazos Delaware II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.2715% 5/21/25 (b)(c)	14,286	13,486
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.6161% 12/31/21 (b)(c)	80,300	80,420
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.9911% 12/31/22 (b)(c)	49,400	47,004
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 7/23/23 (c)(d)	12,270	12,423
Citgo Petroleum Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.3189% 3/28/24 (b)(c)	47,880	47,910
Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.8189% 7/29/21 (b)(c)	30,008	30,008
Consolidated Energy Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.825% 5/7/25 (b)(c)	56,925	55,360
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.5799% 3/31/25 (b)(c)	9,376	9,369
EG America LLC:
2LN, term loan 3 month U.S. LIBOR + 8.000% 10.3299% 3/23/26 (b)(c)	3,848	3,788
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.3299% 2/6/25 (b)(c)	3,791	3,750
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.24% 3/1/26 (b)(c)	28,250	27,747
Equitrans Midstream Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.7344% 1/31/24 (b)(c)	15,273	15,372
Foresight Energy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 8.2718% 3/28/22 (b)(c)	9,922	7,243
FTS International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.9844% 4/16/21 (b)(c)	2,105	2,097
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 8.2344% 3/1/24 (b)(c)	44,275	19,592
GIP III Stetson I LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.5504% 7/18/25 (b)(c)	62,255	62,462
Gulf Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 7.6176% 8/25/23 (b)(c)	28,868	23,224
Lower Cadence Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.2691% 5/22/26 (b)(c)	24,875	24,802
Matador Bidco SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 6/13/26 (c)(d)	3,500	3,500
Medallion Midland Acquisition Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.4844% 10/30/24 (b)(c)	18,403	18,127
Natgasoline LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.8125% 11/14/25 (b)(c)	21,901	21,874
TerraForm Power Operating LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.2344% 11/8/22 (b)(c)	6,151	6,144

TOTAL ENERGY		636,721

Entertainment/Film - 0.5%
AMC Entertainment Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.23% 4/22/26 (b)(c)	17,955	17,968
CDS U.S. Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.0799% 7/8/22 (b)(c)	19,116	18,631
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.5799% 7/8/23 (b)(c)	5,305	4,801
Digital Cinema Implementation Partners,LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.99% 5/17/21 (b)(c)	931	929
SMG U.S. Midco 2, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.2344% 1/23/25 (b)(c)	6,078	6,053

TOTAL ENTERTAINMENT/FILM		48,382

Environmental - 0.2%
The Brickman Group, Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.7841% 8/15/25 (b)(c)	12,098	12,108
Tunnel Hill Partners LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.7344% 2/8/26 (b)(c)	5,736	5,714
WTG Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.2344% 12/20/24 (b)(c)	5,499	5,485

TOTAL ENVIRONMENTAL		23,307

Food & Drug Retail - 2.3%
Agro Merchants Intermediate Ho Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.0799% 12/6/24 (b)(c)	4,927	4,915
BI-LO LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 10.4584% 5/31/24 (b)(c)	61,628	58,880
GOBP Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.1201% 10/22/25 (b)(c)	6,718	6,748
JBS U.S.A. Lux SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.7344% 5/1/26 (b)(c)	46,618	46,703
JP Intermediate B LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.7555% 11/20/25 (b)(c)	9,933	8,476
Lannett Co., Inc.:
Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.2344% 11/25/20 (b)(c)	1,547	1,524
Tranche B, term loan 3 month U.S. LIBOR + 5.375% 7.6094% 11/25/22 (b)(c)	70,855	66,869
RPI Finance Trust Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.000% 4.2344% 3/27/23 (b)(c)	42,162	42,373

TOTAL FOOD & DRUG RETAIL		236,488

Food/Beverage/Tobacco - 1.4%
8th Avenue Food & Provisions, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 10.11% 10/1/26 (b)(c)	2,240	2,240
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.11% 10/1/25 (b)(c)	6,512	6,533
Chobani LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.7344% 10/7/23 (b)(c)	40,495	40,052
Eg Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.3299% 2/6/25 (b)(c)	7,456	7,374
Post Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.27% 5/24/24 (b)(c)	27,068	27,060
Saffron Borrowco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.750% 9.1269% 6/20/25 (b)(c)	7,000	6,458
Sage Borrowco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 7.1269% 6/20/26 (b)(c)	21,000	21,079
Shearer's Foods, Inc. Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.9844% 6/30/22 (b)(c)	1,964	1,945
U.S. Foods, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.2344% 6/27/23 (b)(c)	30,361	30,307

TOTAL FOOD/BEVERAGE/TOBACCO		143,048

Gaming - 6.2%
AP Gaming I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.7344% 2/15/24 (b)(c)	11,983	11,990
Aristocrat Technologies, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 4.0276% 10/19/24 (b)(c)	24,146	24,132
Boyd Gaming Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.6241% 9/15/23 (b)(c)	20,403	20,388
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.9844% 12/22/24 (b)(c)	129,963	128,846
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.4844% 4/18/24 (b)(c)	30,215	30,252
Eldorado Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.5769% 4/17/24 (b)(c)	24,493	24,447
Gaming VC Holdings SA Tranche B2 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.4463% 3/15/24 (b)(c)	17,533	17,544
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.25% 10/20/24 (b)(c)	45,355	45,468
Golden Nugget, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.0199% 10/4/23 (b)(c)	105,067	105,180
Mohegan Tribal Gaming Authority Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.4024% 10/14/23 (b)(c)	10,145	9,410
PCI Gaming Authority 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.2344% 5/29/26 (b)(c)	15,005	15,104
Penn National Gaming, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.4844% 10/15/25 (b)(c)	22,650	22,675
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 4.9844% 8/14/24 (b)(c)	41,635	41,382
Stars Group Holdings BV Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.8299% 7/10/25 (b)(c)	69,791	70,000
Station Casinos LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.74% 6/8/23 (b)(c)	48,085	48,148
Twin River Worldwide Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.9844% 5/10/26 (b)(c)	2,650	2,645
Wynn America LLC Tranche A 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.99% 12/31/21 (b)(c)	19,285	19,261
Wynn Resorts Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.66% 10/30/24 (b)(c)	8,219	8,225

TOTAL GAMING		645,097

Healthcare - 4.2%
American Renal Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.7344% 6/22/24 (b)(c)	2,992	2,950
CVS Holdings I LP:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.99% 2/6/26 (b)(c)	2,000	2,014
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.9985% 2/6/25 (b)(c)	4,755	4,749
HCA Holdings, Inc.:
Tranche B 10LN, term loan 3 month U.S. LIBOR + 2.000% 4.3299% 3/13/25 (b)(c)	24,688	24,742
Tranche B 11LN, term loan 3 month U.S. LIBOR + 1.750% 4.0799% 3/18/23 (b)(c)	49,156	49,242
Innoviva, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 7.0219% 8/18/22 (b)(c)(e)	1,091	1,069
MPH Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.0799% 6/7/23 (b)(c)	10,798	10,474
NVA Holdings, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.750% 4.9844% 2/2/25 (b)(c)	14,112	14,097
Ortho-Clinical Diagnostics, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.563% 6/30/25 (b)(c)	29,027	28,175
PAREXEL International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.9844% 9/27/24 (b)(c)	22,999	22,180
Prospect Medical Holdings, Inc. Tranche 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.875% 2/22/24 (b)(c)	10,719	10,692
RegionalCare Hospital Partners Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.7691% 11/16/25 (b)(c)	41,790	42,020
Surgery Center Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.49% 8/31/24 (b)(c)	5,000	4,825
Team Health Holdings, Inc. term loan 3 month U.S. LIBOR + 2.750% 4.9844% 2/6/24 (b)(c)	995	869
Tivity Health, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 7.4844% 3/8/26 (b)(c)	9,987	9,948
U.S. Anesthesia Partners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.2344% 6/23/24 (b)(c)	18,015	17,317
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.25% 6/13/26 (b)(c)	40,500	39,606
Valeant Pharmaceuticals International, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.750% 5.1294% 11/27/25 (b)(c)	28,828	28,810
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.3794% 6/1/25 (b)(c)	31,254	31,356
VVC Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 7.0451% 2/11/26 (b)(c)	74,563	74,726
Wink Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.2344% 12/1/24 (b)(c)	10,343	10,187

TOTAL HEALTHCARE		430,048

Homebuilders/Real Estate - 1.9%
DTZ U.S. Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.4844% 8/21/25 (b)(c)	55,314	55,488
Forest City Enterprises LP Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.2344% 12/7/25 (b)(c)	5,831	5,876
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.9844% 1/30/24 (b)(c)	16,448	16,188
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.9844% 1/30/24 (b)(c)	928	913
MGM Growth Properties Operating Partner LP Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.2344% 3/23/25 (b)(c)	39,135	39,126
Realogy Group LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.5215% 2/8/25 (b)(c)	6,479	6,158
VICI Properties, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.2715% 12/22/24 (b)(c)	70,593	70,406

TOTAL HOMEBUILDERS/REAL ESTATE		194,155

Hotels - 2.2%
ESH Hospitality, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.2344% 8/30/23 (b)(c)	10,133	10,140
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.2344% 11/30/23 (b)(c)	57,038	57,082
Hilton Worldwide Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 4.016% 6/21/26 (b)(c)	49,745	49,875
Marriott Ownership Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.4844% 8/31/25 (b)(c)	28,452	28,511
Travelport Finance Luxembourg SARL:
1LN, term loan 3 month U.S. LIBOR + 5.000% 7.5413% 5/29/26 (b)(c)	27,575	26,769
Tranche B 2LN, term loan 3 month U.S. LIBOR + 9.000% 11.5413% 5/28/27 (b)(c)	11,500	10,983
Wyndham Hotels & Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.9844% 5/30/25 (b)(c)	39,695	39,770

TOTAL HOTELS		223,130

Insurance - 3.9%
Acrisure LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.7718% 11/22/23 (b)(c)	31,131	30,917
Alliant Holdings Intermediate LLC:
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.2691% 5/10/25 (b)(c)	34,712	34,206
Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.6294% 5/10/25 (b)(c)	2,500	2,480
AmWINS Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.0131% 1/25/24 (b)(c)	25,528	25,528
Asurion LLC:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.000% 5.2344% 11/3/23 (b)(c)	53,756	53,857
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 5.2344% 11/3/24 (b)(c)	23,265	23,307
Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 5.2344% 8/4/22 (b)(c)	35,807	35,865
3 month U.S. LIBOR + 6.500% 8.7344% 8/4/25 (b)(c)	88,325	89,834
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.2663% 4/25/25 (b)(c)	66,665	65,928
USI, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.3299% 5/16/24 (b)(c)	39,042	38,464

TOTAL INSURANCE		400,386

Leisure - 2.8%
Alterra Mountain Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.2344% 7/31/24 (b)(c)	22,543	22,533
Crown Finance U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.4844% 2/28/25 (b)(c)	50,210	50,000
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.7344% 2/1/24 (b)(c)	92,913	91,669
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.2344% 9/8/24 (b)(c)	7,325	7,343
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 5.2344% 3/8/24 (b)(c)	16,056	16,073
LTF Merger Sub, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.2718% 6/10/22 (b)(c)	34,009	33,971
SeaWorld Parks & Entertainment, Inc. Tranche B 5LN, term loan 3 month U.S. LIBOR + 3.000% 5.2344% 3/31/24 (b)(c)	9,428	9,424
Seminole Tribe of Florida Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.9844% 7/6/24 (b)(c)	18,618	18,654
SP PF Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.8299% 12/21/25 (b)(c)	16,958	15,930
United PF Holdings LLC:
1LN, term loan 3 month U.S. LIBOR + 4.500% 6.825% 6/10/26 (b)(c)	10,542	10,549
2LN, term loan 3 month U.S. LIBOR + 8.500% 10.825% 6/10/27 (b)(c)	2,350	2,327
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.500% 6/10/26 (c)(d)(f)	1,443	1,444
Varsity Brands Holding Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.7344% 12/15/24 (b)(c)	7,040	6,926

TOTAL LEISURE		286,843

Metals/Mining - 0.4%
American Rock Salt Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.9844% 3/21/25 (b)(c)	4,270	4,275
Murray Energy Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.7718% 10/17/22 (b)(c)	54,793	34,547

TOTAL METALS/MINING		38,822

Paper - 0.6%
Flex Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.3189% 12/29/23 (b)(c)	29,990	28,635
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.5689% 6/29/25 (b)(c)	32,078	30,685

TOTAL PAPER		59,320

Publishing/Printing - 1.3%
Cengage Learning, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.4844% 6/7/23 (b)(c)	50,219	48,328
Getty Images, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.75% 2/19/26 (b)(c)	6,346	6,326
Harland Clarke Holdings Corp. Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 7.0799% 11/3/23 (b)(c)	26,374	20,176
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.2344% 5/29/21 (b)(c)	10,986	10,501
Learning Care Group (U.S.) No 2 Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.4761% 3/13/25 (b)(c)	10,764	10,594
McGraw-Hill Global Education Holdings, LLC term loan 3 month U.S. LIBOR + 4.000% 6.2344% 5/4/22 (b)(c)	7,278	6,956
Proquest LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.4844% 10/24/21 (b)(c)	6,732	6,726
Springer Science+Business Media Deutschland GmbH Tranche B 13LN, term loan 3 month U.S. LIBOR + 3.500% 5.7344% 8/24/22 (b)(c)	23,235	23,250

TOTAL PUBLISHING/PRINTING		132,857

Restaurants - 1.4%
Burger King Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.4844% 2/17/24 (b)(c)	62,432	62,416
CEC Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.4844% 2/14/21 (b)(c)	18,913	18,814
KFC Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.0504% 4/3/25 (b)(c)	24,318	24,288
Red Lobster Hospitality LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 7.4844% 7/28/21 (b)(c)	15,453	15,318
Restaurant Technologies, Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.250% 5.4844% 10/1/25 (b)(c)	4,587	4,596
2LN, term loan 3 month U.S. LIBOR + 6.500% 8.7344% 10/1/26 (b)(c)(e)	2,000	1,995
Whatabrands LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 7/19/26 (c)(d)	21,555	21,622

TOTAL RESTAURANTS		149,049

Services - 5.0%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.4463% 6/13/25 (b)(c)	33,455	33,180
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.7344% 6/13/24 (b)(c)	68,972	67,618
Ancestry.Com Operations, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.49% 10/19/23 (b)(c)	8,787	8,765
Aramark Services, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 4.0799% 3/11/25 (b)(c)	10,492	10,488
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.0799% 3/28/24 (b)(c)	25,898	25,898
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.613% 6/21/24 (b)(c)	31,130	30,011
Bright Horizons Family Solutions Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.9844% 11/7/23 (b)(c)	9,689	9,689
Cast & Crew Payroll LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.24% 2/7/26 (b)(c)	11,596	11,651
Filtration Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.2344% 3/29/25 (b)(c)	11,370	11,380
GEMS MENASA Cayman Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7/30/26 (c)(d)	19,500	19,451
Ion Trading Finance Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.6508% 11/21/24 (b)(c)	35,072	33,862
KUEHG Corp.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.5799% 8/22/25 (b)(c)	6,500	6,455
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.0799% 2/21/25 (b)(c)	34,372	34,346
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.2344% 2/27/25 (b)(c)	88,081	87,750
Spin Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.5723% 11/14/22 (b)(c)	50,888	50,189
SuperMoose Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.9844% 8/29/25 (b)(c)	24,537	24,148
The GEO Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.24% 3/23/24 (b)(c)	7,569	7,093
Thomson Reuters IP&S Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.4844% 10/3/23 (b)(c)	5,048	5,070
TMK Hawk Parent Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.7351% 9/26/24 (b)(c)	9,949	8,481
WASH Multifamily Acquisition, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.250% 5.4844% 5/14/22 (b)(c)	1,224	1,201
3 month U.S. LIBOR + 3.250% 5.4844% 5/14/22 (b)(c)	13,258	13,009
WaterBridge Operating LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 8.1361% 6/21/26 (b)(c)	16,000	15,620

TOTAL SERVICES		515,355

Steel - 0.0%
JMC Steel Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.4844% 6/14/21 (b)(c)	6,062	6,060
Super Retail - 4.9%
Academy Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.3974% 7/2/22 (b)(c)	29,740	20,723
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.2344% 9/25/24 (b)(c)	300,729	284,077
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.075% 2/3/24 (b)(c)	62,025	62,108
Burlington Coat Factory Warehouse Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.32% 11/17/24 (b)(c)	20,232	20,270
David's Bridal, Inc. term loan:
3 month U.S. LIBOR + 7.500% 9.74% 7/18/23 (b)(c)	359	360
3 month U.S. LIBOR + 8.000% 10.24% 1/18/24 (b)(c)	1,438	1,021
Harbor Freight Tools U.S.A., Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.7344% 8/19/23 (b)(c)	19,515	19,155
Party City Holdings, Inc. term loan 3 month U.S. LIBOR + 2.500% 4.74% 8/19/22 (b)(c)	17,007	16,958
PETCO Animal Supplies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.5% 1/26/23 (b)(c)	24,023	18,575
Red Ventures LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.2344% 11/8/24 (b)(c)	12,480	12,513
Sports Authority, Inc. Tranche B, term loan 3 month U.S. LIBOR + 6.000% 11/16/17 (b)(c)(e)(g)	3,794	0
Staples, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.332% 4/9/26 (b)(c)	28,305	27,580
Tranche B 2LN, term loan 3 month U.S. LIBOR + 4.500% 6.832% 9/12/24 (b)(c)	5,000	4,938
The Hillman Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.2344% 5/31/25(b)(c)	23,534	22,897

TOTAL SUPER RETAIL		511,175

Technology - 14.3%
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.9844% 8/10/25 (b)(c)	30,743	24,748
ATS Consolidated, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.9844% 2/28/25 (b)(c)	11,741	11,780
Boxer Parent Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.5799% 10/2/25 (b)(c)	32,725	31,453
Bracket Intermediate Holding Corp. 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.8151% 9/5/25 (b)(c)	11,200	11,158
Brave Parent Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.2555% 4/19/25 (b)(c)	3,722	3,694
Cabot Microelectronics Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.5% 11/15/25 (b)(c)	18,707	18,730
Ceridian HCM Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.2344% 4/30/25 (b)(c)	24,316	24,453
CommScope, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.4844% 4/4/26 (b)(c)	57,585	57,599
Cvent, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.9844% 11/29/24 (b)(c)	11,085	10,946
Datto, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.5799% 4/2/26(b)(c)	8,000	8,040
Dell International LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.24% 9/7/23 (b)(c)	24,724	24,782
DG Investment Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.2344% 2/1/25 (b)(c)	17,812	17,456
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.750% 9.1524% 2/1/26 (b)(c)(e)	3,235	3,106
Digicert Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.2344% 10/31/24 (b)(c)	43,277	43,294
Dynatrace LLC:
2LN, term loan 3 month U.S. LIBOR + 7.000% 9.2344% 8/23/26 (b)(c)	1,778	1,789
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.2344% 8/23/25 (b)(c)	16,730	16,730
EagleView Technology Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.7691% 8/14/25 (b)(c)	4,423	4,238
EIG Investors Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.2706% 2/9/23 (b)(c)	26,976	26,681
Emerald TopCo, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.7344% 7/22/26 (b)(c)	14,500	14,460
Epicor Software Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.49% 6/1/22 (b)(c)	32,568	32,480
EPV Merger Sub, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.4844% 3/8/26 (b)(c)	2,250	2,154
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.4844% 3/8/25 (b)(c)	17,506	16,791
EXC Holdings III Corp. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 5.8299% 12/2/24 (b)(c)	13,306	13,289
3 month U.S. LIBOR + 7.500% 9.8319% 12/1/25 (b)(c)	2,000	2,005
Global Payments, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 3.9844% 4/22/23 (b)(c)	19,445	19,435
Go Daddy Operating Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.2344% 2/15/24 (b)(c)	23,582	23,648
Hyland Software, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.2344% 7/7/25 (b)(c)	1,590	1,594
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.4844% 7/1/24 (b)(c)	12,328	12,333
Infor U.S., Inc. Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.750% 5.0799% 2/1/22 (b)(c)	15,550	15,547
Kronos, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 10.829% 11/1/24 (b)(c)	33,715	34,748
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.579% 11/1/23 (b)(c)	52,754	52,763
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 6.61% 1/20/24 (b)(c)	34,007	33,928
3 month U.S. LIBOR + 9.000% 11.36% 1/20/25 (b)(c)	11,730	11,572
MA FinanceCo. LLC:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.250% 4.4844% 11/20/21 (b)(c)	3,393	3,384
Tranche B 3LN, term loan:
3 month U.S. LIBOR + 2.500% 4.7344% 6/21/24 (b)(c)	98,874	98,050
3 month U.S. LIBOR + 2.500% 4.7344% 6/21/24 (b)(c)	14,463	14,342
McAfee LLC Tranche B, term loan:
3 month U.S. LIBOR + 3.750% 5.9911% 9/29/24 (b)(c)	53,134	53,104
3 month U.S. LIBOR + 8.500% 10.7411% 9/29/25 (b)(c)	11,594	11,692
MH Sub I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.9844% 9/15/24 (b)(c)	5,305	5,271
NASCAR Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.750% 7/26/26 (c)(d)	20,500	20,590
NAVEX TopCo, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 9.24% 9/4/26 (b)(c)	2,225	2,192
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.49% 9/4/25 (b)(c)	5,210	5,133
Open Text Corp. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.9844% 5/30/25 (b)(c)	8,991	9,014
Project Alpha Intermediate Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.56% 4/26/24 (b)(c)	5,000	4,983
Project Boost Purchaser LLC 1LN, term loan 3 month U.S. LIBOR + 3.500% 6.0238% 5/30/26 (b)(c)	3,500	3,488
Renaissance Holding Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.4844% 5/31/25 (b)(c)	18,054	17,522
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.2344% 5/31/26 (b)(c)	11,130	10,592
Severin Acquisition LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.8151% 8/1/25 (b)(c)	17,975	17,683
Solera LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.9844% 3/3/23 (b)(c)	33,060	32,936
Sophia L.P. term loan 3 month U.S. LIBOR + 3.250% 5.5799% 9/30/22 (b)(c)	28,300	28,294
SS&C Technologies, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.4844% 7/8/22 (b)(c)	7,275	7,269
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.250% 4.4844% 4/16/25 (b)(c)	25,691	25,675
Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.250% 4.4844% 4/16/25 (b)(c)	17,491	17,481
Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.250% 4.4844% 4/16/25 (b)(c)	46,043	46,027
Sybil Software LLC. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.5799% 9/30/23 (b)(c)	9,848	9,871
Syniverse Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.325% 3/9/23 (b)(c)	31,041	28,371
Tempo Acquisition LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.2344% 5/1/24 (b)(c)	30,136	30,173
TIBCO Software, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.39% 6/30/26 (b)(c)	11,827	11,838
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.9024% 9/28/24 (b)(c)	31,699	31,554
Uber Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 5.7691% 7/13/23 (b)(c)	2,129	2,132
3 month U.S. LIBOR + 4.000% 6.325% 4/4/25 (b)(c)	35,150	35,269
Ultimate Software Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.0799% 5/4/26 (b)(c)	33,410	33,655
Veritas U.S., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.7502% 1/27/23 (b)(c)	18,023	16,901
Verscend Holding Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.7344% 8/27/25 (b)(c)	43,536	43,713
Vertafore, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.4844% 7/2/25 (b)(c)	55,232	54,151
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.4844% 7/2/26 (b)(c)	17,500	17,424
VFH Parent LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 6.0438% 3/1/26 (b)(c)	36,024	36,092
Web.com Group, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 10.075% 10/11/26 (b)(c)	11,343	11,145
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.075% 10/11/25 (b)(c)	26,952	26,795
WEX, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.4844% 5/17/26 (b)(c)	20,806	20,817

TOTAL TECHNOLOGY		1,472,047

Telecommunications - 6.9%
Altice Financing SA Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 5.0641% 1/31/26 (b)(c)	9,825	9,444
3 month U.S. LIBOR + 2.750% 5.075% 7/15/25 (b)(c)	15,702	15,008
Evo Payments International LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.49% 12/22/23 (b)(c)	9,633	9,641
Frontier Communications Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.99% 6/15/24 (b)(c)	118,718	117,234
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.98% 5/31/25 (b)(c)	41,085	35,942
Intelsat Jackson Holdings SA:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.9911% 11/27/23 (b)(c)	127,500	127,773
Tranche B-4, term loan 3 month U.S. LIBOR + 4.500% 6.7411% 1/2/24 (b)(c)	4,400	4,435
Tranche B-5, term loan 6.625% 1/2/24	36,120	36,488
Level 3 Financing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.4844% 2/22/24 (b)(c)	52,915	52,937
Onvoy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.8299% 2/10/24 (b)(c)	19,614	15,887
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.2344% 2/1/24 (b)(c)	48,271	47,708
Sable International Finance Ltd. Tranche B 4LN, term loan 3 month U.S. LIBOR + 3.250% 5.4844% 2/2/26 (b)(c)	48,981	49,251
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.24% 4/11/25 (b)(c)	41,907	41,773
Securus Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 6.8299% 11/1/24 (b)(c)	39,588	35,778
3 month U.S. LIBOR + 8.250% 10.5799% 11/1/25 (b)(c)	10,250	9,191
SFR Group SA:
Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 4.9844% 7/31/25 (b)(c)	47,989	46,189
Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.688% 6.0125% 1/31/26 (b)(c)	3,308	3,271
Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 6.325% 8/14/26 (b)(c)	36,474	36,269
Sprint Communications, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 3.000% 5.25% 2/2/24 (b)(c)	10,696	10,686
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.75% 2/3/24 (b)(c)	7,260	7,240
Windstream Services LLC 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.74% 2/26/21 (b)(c)	3,250	3,266

TOTAL TELECOMMUNICATIONS		715,411

Textiles/Apparel - 0.1%
ABB Optical Group LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.2007% 6/15/23 (b)(c)	6,918	6,364
Transportation Ex Air/Rail - 0.4%
IBC Capital Ltd.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 9.402% 9/11/24 (b)(c)	3,000	2,955
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.152% 9/11/23 (b)(c)	8,462	8,445
International Seaways Operating Corp. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 8.24% 6/22/22 (b)(c)	27,011	26,943
Kenan Advantage Group, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.2344% 7/31/22 (b)(c)	795	765
Tranche B 2LN, term loan 3 month U.S. LIBOR + 3.000% 5.2344% 7/31/22 (b)(c)	203	195
Navios Maritime Partners LP Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.44% 9/14/20 (b)(c)	7,739	7,681

TOTAL TRANSPORTATION EX AIR/RAIL		46,984

Utilities - 3.2%
Brookfield WEC Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 6.750% 8.9844% 8/1/26 (b)(c)	20,470	20,685
Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.500% 8/1/25 (c)(d)	7,658	7,677
3 month U.S. LIBOR + 3.500% 5.7344% 8/1/25 (b)(c)	62,471	62,627
ExGen Renewables IV, LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.53% 11/28/24 (b)(c)	16,157	15,578
Houston Fuel Oil Terminal Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.99% 6/26/25 (b)(c)	43,214	43,051
Limetree Bay Terminals LLC term loan 3 month U.S. LIBOR + 4.000% 6.24% 2/15/24 (b)(c)	19,579	18,845
LMBE-MC HoldCo II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.33% 12/3/25 (b)(c)	11,801	11,786
Moxie Patriot LLC Tranche B, term loan 3 month U.S. LIBOR + 5.750% 8.0799% 12/19/20 (b)(c)	15,654	14,780
Pike Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.52% 7/19/26 (b)(c)	19,975	20,050
Tex Operations Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.2344% 8/4/23 (b)(c)	27,366	27,392
Vertiv Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.3299% 11/30/23 (b)(c)	34,691	33,000
Vistra Operations Co. LLC Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.000% 4.2696% 12/31/25 (b)(c)	54,356	54,434

TOTAL UTILITIES		329,905

TOTAL BANK LOAN OBLIGATIONS
(Cost $9,338,630)		9,191,572

Nonconvertible Bonds - 5.8%
Aerospace - 0.2%
TransDigm, Inc. 6.25% 3/15/26 (h)	22,000	23,073
Broadcasting - 0.1%
Cumulus Media New Holdings, Inc. 6.75% 7/1/26 (h)	3,000	3,064
iHeartCommunications, Inc.:
6.375% 5/1/26	770	817
8.375% 5/1/27	1,395	1,468

TOTAL BROADCASTING		5,349

Cable/Satellite TV - 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	17,065	17,300
5.25% 3/15/21	13,070	13,141
Virgin Media Finance PLC 4.875% 2/15/22	2,000	2,036

TOTAL CABLE/SATELLITE TV		32,477

Chemicals - 0.3%
OCI NV 6.625% 4/15/23 (h)	5,005	5,205
TPC Group, Inc.:
8.75% 12/15/20 (h)	18,095	18,122
10.5% 8/1/24 (h)(i)	6,420	6,741

TOTAL CHEMICALS		30,068

Containers - 0.7%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.25% 9/15/22 (h)	15,000	15,233
6% 2/15/25 (h)	10,000	10,325
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
3 month U.S. LIBOR + 3.500% 5.8034% 7/15/21 (b)(c)(h)	15,130	15,159
5.75% 10/15/20	22,604	22,686
Trivium Packaging Finance BV 5.5% 8/15/26 (h)(i)	5,835	6,017

TOTAL CONTAINERS		69,420

Diversified Financial Services - 0.2%
EG Global Finance PLC 6.75% 2/7/25 (h)	5,500	5,521
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 6.25% 2/1/22	5,200	5,344
Transocean Poseidon Ltd. 6.875% 2/1/27 (h)	6,230	6,651

TOTAL DIVERSIFIED FINANCIAL SERVICES		17,516

Energy - 0.8%
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27	11,455	12,470
7% 6/30/24	7,000	7,963
Citgo Petroleum Corp. 6.25% 8/15/22 (h)	10,000	10,100
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 6.1603% 6/15/22 (b)(c)(h)	26,500	26,368
6.875% 6/15/25 (h)	5,500	5,603
Denbury Resources, Inc.:
7.75% 2/15/24 (h)	9,050	6,629
9% 5/15/21 (h)	3,645	3,435
9.25% 3/31/22 (h)	7,290	6,397
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 5/15/26 (h)	7,340	6,578

TOTAL ENERGY		85,543

Environmental - 0.0%
Tervita Escrow Corp. 7.625% 12/1/21 (h)	3,645	3,718
Gaming - 0.4%
Gateway Casinos & Entertainment Ltd. 8.25% 3/1/24 (h)	5,000	5,263
Golden Entertainment, Inc. 7.625% 4/15/26 (h)	8,350	8,580
Scientific Games Corp. 5% 10/15/25 (h)	5,000	5,113
Stars Group Holdings BV 7% 7/15/26 (h)	12,545	13,219
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (h)	7,363	7,289

TOTAL GAMING		39,464

Healthcare - 0.7%
Community Health Systems, Inc. 6.25% 3/31/23	21,175	20,275
Tenet Healthcare Corp.:
4.625% 7/15/24	28,000	28,525
4.75% 6/1/20	8,680	8,789
5.125% 5/1/25	7,500	7,473
Valeant Pharmaceuticals International, Inc. 5.5% 11/1/25 (h)	5,590	5,814

TOTAL HEALTHCARE		70,876

Insurance - 0.1%
HUB International Ltd. 7% 5/1/26 (h)	6,000	6,101
Leisure - 0.2%
Studio City Co. Ltd.:
5.875% 11/30/19 (h)	8,160	8,242
7.25% 11/30/21 (h)	10,000	10,288

TOTAL LEISURE		18,530

Paper - 0.1%
CommScope Finance LLC:
5.5% 3/1/24 (h)	5,800	5,873
6% 3/1/26 (h)	5,800	5,864

TOTAL PAPER		11,737

Restaurants - 0.1%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4.25% 5/15/24 (h)	8,000	8,176
Services - 0.1%
APX Group, Inc. 7.625% 9/1/23	12,325	9,641
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (h)	6,032	5,278

TOTAL SERVICES		14,919

Super Retail - 0.1%
Staples, Inc. 10.75% 4/15/27 (h)	5,625	5,822
Technology - 0.4%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 4.42% 6/15/21 (h)	16,685	17,180
NXP BV/NXP Funding LLC 4.125% 6/1/21 (h)	16,440	16,817
Uber Technologies, Inc. 7.5% 11/1/23 (h)	11,000	11,605

TOTAL TECHNOLOGY		45,602

Telecommunications - 0.9%
Altice Financing SA 7.5% 5/15/26 (h)	19,200	20,112
Frontier Communications Corp. 8% 4/1/27 (h)	28,570	29,811
Intelsat Jackson Holdings SA 8% 2/15/24 (h)	14,100	14,648
SFR Group SA:
6.25% 5/15/24 (h)	6,719	6,937
7.375% 5/1/26 (h)	18,755	19,986

TOTAL TELECOMMUNICATIONS		91,494

Textiles/Apparel - 0.0%
Eagle Intermediate Global Holding BV 7.5% 5/1/25 (h)	4,365	4,106
Transportation Ex Air/Rail - 0.1%
Avolon Holdings Funding Ltd. 5.125% 10/1/23 (h)	12,290	13,059
TOTAL NONCONVERTIBLE BONDS
(Cost $591,614)		597,050
	Shares	Value (000s)

Common Stocks - 0.7%
Broadcasting - 0.1%
Clear Channel Outdoor Holdings, Inc. (j)	319,963	969
iHeartMedia, Inc. (j)	136,038	2,035
iHeartMedia, Inc. warrants 5/1/39 (j)	30	0
ION Media Networks, Inc. (e)(j)	2,842	3,089

TOTAL BROADCASTING		6,093

Chemicals - 0.1%
LyondellBasell Industries NV Class A	129,443	10,833
Energy - 0.3%
Expro Holdings U.S., Inc. (e)(j)	1,477,422	26,594
Expro Holdings U.S., Inc. (e)(h)(j)	542,213	9,760

TOTAL ENERGY		36,354

Publishing/Printing - 0.0%
Cenveo Corp. (e)	75,509	2,202
Super Retail - 0.0%
David's Bridal, Inc. (e)	27,612	55
Utilities - 0.2%
TexGen Power LLC (e)(j)	524,336	18,719
TOTAL COMMON STOCKS
(Cost $85,836)		74,256

Money Market Funds - 4.9%
Fidelity Cash Central Fund 2.43% (k)
(Cost $500,732)	500,711,112	500,811
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $10,516,812)		10,363,689
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(46,795)
NET ASSETS - 100%		$10,316,894

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) The coupon rate will be determined upon settlement of the loan after period end.

 (e) Level 3 security

 (f) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $3,089,000 and $3,080,000, respectively.

 (g) Non-income producing - Security is in default.

 (h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $448,882,000 or 4.4% of net assets.

 (i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (j) Non-income producing

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$11,599
Total	$11,599

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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